DBX ETF Trust | 1
Schedule of Investments
Xtrackers International Real Estate ETF
August 31, 2024 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 98.8%
Australia — 13.2%
Abacus Group REIT
390,034 322,859
Arena REIT
313,258 845,931
BWP Trust REIT
478,951 1,176,385
Centuria Industrial REIT
474,481 1,014,097
Centuria Office REIT
429,488 352,603
Charter Hall Group REIT
425,609 4,184,361
Charter Hall Long Wale REIT
568,629 1,500,820
Charter Hall Retail REIT
470,608 1,162,280
Charter Hall Social Infrastructure
REIT
299,876 557,497
Cromwell Property Group REIT
1,456,442 410,101
Dexus REIT
947,845 4,643,276
Goodman Group REIT
1,541,397 34,930,993
GPT Group REIT
1,412,534 4,715,350
Growthpoint Properties
Australia Ltd. REIT
236,629 399,776
Healthco REIT (a)
382,917 316,967
HMC Capital Ltd. REIT
228,457 1,311,369
HomeCo Daily Needs REIT (a)
1,531,716 1,309,480
Ingenia Communities Group
REIT
327,542 1,155,634
Lifestyle Communities Ltd.
99,693 522,194
Mirvac Group REIT
3,457,030 4,785,015
National Storage REIT
1,217,597 1,999,258
REA Group Ltd.
44,920 6,674,732
Region RE Ltd. REIT
1,014,345 1,555,407
Rural Funds Group REIT
334,139 464,762
Scentre Group REIT
4,577,670 10,684,467
Stockland REIT
2,102,268 7,160,474
Vicinity Ltd. REIT
4,010,365 6,040,694
Waypoint REIT Ltd. REIT
595,132 1,053,911
(Cost $84,619,199)
101,250,693
Austria — 0.3%
CA Immobilien Anlagen AG
37,896 1,333,918
IMMOFINANZ AG *
30,398 1,061,581
(Cost $1,843,595)
2,395,499
Belgium — 1.8%
Aedifica SA REIT
41,661 2,812,990
Cofinimmo SA REIT
32,197 2,200,701
Montea NV REIT
16,168 1,412,023
Retail Estates NV REIT
11,431 819,913
VGP NV
11,880 1,221,633
Warehouses De Pauw CVA REIT
155,090 4,144,095
Xior Student Housing NV REIT
28,928 1,048,669
(Cost $16,565,544)
13,660,024
Brazil — 0.5%
Allos SA
415,505 1,673,524
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes
253,845 978,034
Number
of Shares Value $
Ez Tec Empreendimentos e
Participacoes SA
127,314 316,751
Multiplan Empreendimentos
Imobiliarios SA
276,990 1,254,043
(Cost $4,627,705)
4,222,352
Canada — 6.6%
Allied Properties Real Estate
Investment Trust REIT (a)
113,246 1,461,212
Altus Group Ltd.
40,602 1,636,733
Artis Real Estate Investment
Trust REIT (a)
56,399 300,460
Boardwalk Real Estate
Investment Trust REIT
35,575 2,277,961
Canadian Apartment Properties
REIT
147,252 5,722,916
Chartwell Retirement
Residences (a)
215,276 2,330,460
Choice Properties Real Estate
Investment Trust REIT (a)
225,244 2,463,437
Colliers International Group, Inc.
38,075 5,493,366
Crombie Real Estate Investment
Trust REIT (a)
93,242 1,018,380
CT Real Estate Investment Trust
REIT (a)
64,054 733,336
Dream Industrial Real Estate
Investment Trust REIT (a)
243,234 2,461,667
Dream Office Real Estate
Investment Trust REIT (a)
7,901 114,140
First Capital Real Estate
Investment Trust REIT (a)
169,945 2,187,754
FirstService Corp.
33,052 5,957,575
Granite Real Estate Investment
Trust REIT (a)
56,902 3,231,941
H&R Real Estate Investment
Trust REIT (a)
228,676 1,786,651
InterRent Real Estate Investment
Trust REIT
127,565 1,203,952
Killam Apartment Real Estate
Investment Trust REIT (a)
105,483 1,559,841
Minto Apartment Real Estate
Investment Trust REIT, 144A
(a)
34,252 414,760
Nexus Industrial REIT (a)
37,218 233,346
NorthWest Healthcare
Properties Real Estate
Investment Trust REIT (a)
194,182 730,479
Primaris Real Estate Investment
Trust REIT (a)
61,861 680,689
RioCan Real Estate Investment
Trust REIT (a)
265,182 3,669,556
Slate Grocery REIT, Class U REIT
(a)
53,482 496,427
SmartCentres Real Estate
Investment Trust REIT (a)
113,446 2,149,813
(Cost $49,727,956)
50,316,852
Chile — 0.2%
Cencosud Shopping SA
405,755 685,257

2 | DBX ETF Trust
Schedule of Investments
Xtrackers International Real Estate ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
Parque Arauco SA
627,853 1,031,722
(Cost $1,582,952)
1,716,979
China — 0.6%
A-Living Smart City Services Co.
Ltd., 144A
649,998 212,489
China Resources Mixc Lifestyle
Services Ltd., 144A
555,232 1,843,561
China Vanke Co. Ltd., Class H
* (a)
1,909,749 1,006,239
Guangzhou R&F Properties Co.
Ltd., Class H *
1,394,830 134,111
Onewo, Inc., Class H
283,856 632,457
Poly Property Services Co. Ltd.,
Class H
132,476 437,318
Shanghai Lujiazui Finance &
Trade Zone Development Co.
Ltd., Class B
941,840 421,944
Sino-Ocean Group Holding Ltd.
* (a)
2,258,898 79,637
(Cost $12,003,824)
4,767,756
Egypt — 0.1%
Talaat Moustafa Group
(Cost $475,000)
856,949 1,039,901
Finland — 0.3%
Citycon OYJ *
81,052 365,146
Kojamo OYJ *
159,557 1,672,532
(Cost $3,084,524)
2,037,678
France — 3.1%
ARGAN SA REIT
10,718 905,205
Carmila SA REIT
47,856 887,808
Covivio SA REIT
49,428 2,757,479
Gecina SA REIT
41,961 4,621,442
ICADE REIT
28,616 642,370
Klepierre SA REIT
196,891 5,897,423
Mercialys SA REIT
83,719 1,074,956
Unibail-Rodamco-Westfield
REIT *
88,270 7,079,785
(Cost $23,072,461)
23,866,468
Germany — 4.1%
Deutsche Wohnen SE
46,105 1,099,775
LEG Immobilien SE
67,057 6,462,066
TAG Immobilien AG *
153,877 2,525,943
Vonovia SE
607,929 20,981,551
(Cost $33,806,549)
31,069,335
Greece — 0.1%
LAMDA Development SA *
(Cost $513,093)
71,411 556,476
Hong Kong — 9.5%
C&D International Investment
Group Ltd. (a)
634,299 1,026,211
China Jinmao Holdings Group
Ltd.
6,962,349 633,720
Number
of Shares Value $
China Overseas Grand Oceans
Group Ltd.
1,452,825 284,963
China Overseas Land &
Investment Ltd.
3,278,313 5,203,004
China Overseas Property
Holdings Ltd.
1,105,652 674,697
China Resources Land Ltd.
2,549,041 7,238,252
CK Asset Holdings Ltd.
1,819,313 7,358,510
ESR Group Ltd., 144A
1,927,373 2,989,746
Fortune Real Estate Investment
Trust REIT
1,279,859 697,323
Hang Lung Group Ltd.
739,313 844,480
Hang Lung Properties Ltd.
1,489,730 1,138,248
Henderson Land Development
Co. Ltd.
1,165,667 3,631,315
Hongkong Land Holdings Ltd.
917,187 3,439,451
Hysan Development Co. Ltd.
505,301 813,622
Kerry Properties Ltd.
501,017 940,322
Link REIT
2,254,014 10,662,673
New World Development Co.
Ltd. (a)
1,178,959 1,186,456
Poly Property Group Co. Ltd.
1,679,673 282,084
Shandong Hi-Speed Holdings
Group Ltd. * (a)
1,644,866 1,161,891
Shanghai Industrial Holdings
Ltd.
353,279 516,304
Sun Hung Kai Properties Ltd.
1,340,529 13,138,229
Swire Properties Ltd.
925,158 1,705,524
Wharf Holdings Ltd.
844,677 2,219,871
Wharf Real Estate Investment
Co. Ltd.
1,366,345 3,984,969
Yuexiu Property Co. Ltd.
1,274,913 666,843
(Cost $106,447,474)
72,438,708
India — 1.2%
DLF Ltd.
837,256 8,436,324
Equinox India Developments
Ltd. *
410,489 649,764
(Cost $4,260,779)
9,086,088
Indonesia — 0.3%
PT Bumi Serpong Damai Tbk *
6,650,424 552,947
PT Ciputra Development Tbk
7,602,060 639,448
PT Kawasan Industri Jababeka
Tbk *
11,842,430 117,237
PT Pakuwon Jati Tbk
12,679,548 390,519
PT Summarecon Agung Tbk
9,628,070 380,014
(Cost $1,893,531)
2,080,165
Ireland — 0.0%
Irish Residential Properties REIT
PLC REIT
(Cost $411,431)
419,396 410,843
Israel — 1.8%
Africa Israel Residences Ltd.
5,491 355,723
Airport City Ltd. *
53,360 823,752

DBX ETF Trust | 3
Schedule of Investments
Xtrackers International Real Estate ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
Alony Hetz Properties &
Investments Ltd.
136,142 1,022,707
Amot Investments Ltd.
201,764 897,718
Aura Investments Ltd.
126,866 578,460
Azrieli Group Ltd.
31,969 2,176,800
Big Shopping Centers Ltd. *
13,872 1,529,648
Electra Real Estate Ltd.
21,481 230,947
G City Ltd.
87,886 302,604
Gav-Yam Lands Corp. Ltd.
22,750 188,334
Israel Canada T.R Ltd.
141,234 528,727
Isras Investment Co. Ltd.
1,305 261,432
Melisron Ltd.
22,056 1,683,005
Menivim- The New REIT Ltd.
REIT
610,422 289,098
Mivne Real Estate KD Ltd.
522,803 1,323,906
Prashkovsky Investments and
Construction Ltd.
6,082 139,161
Property & Building Corp. Ltd. *
2,203 133,121
Reit 1 Ltd. REIT
173,539 703,246
Sella Capital Real Estate Ltd.
REIT
198,587 393,068
(Cost $13,865,161)
13,561,457
Japan — 22.3%
Activia Properties, Inc. REIT
431 1,019,742
Advance Logistics Investment
Corp. REIT (a)
579 495,076
Advance Residence Investment
Corp. REIT
909 2,066,406
Aeon Mall Co. Ltd. (a)
82,800 1,168,031
AEON REIT Investment Corp.
REIT
1,561 1,436,585
Comforia Residential REIT, Inc.
REIT
605 1,329,625
CRE Logistics REIT, Inc. REIT
546 560,981
Daito Trust Construction Co. Ltd.
54,300 6,712,682
Daiwa House REIT Investment
Corp. REIT (a)
1,893 3,066,919
Daiwa Office Investment Corp.
REIT
491 1,035,246
Daiwa Securities Living
Investments Corp. REIT
1,840 1,314,241
ES-Con Japan Ltd.
44,000 314,275
Frontier Real Estate Investment
Corp. REIT
452 1,330,188
Fukuoka REIT Corp. REIT (a)
450 458,638
Global One Real Estate
Investment Corp. REIT
654 459,042
GLP J REIT (a)
4,310 3,954,644
Goldcrest Co. Ltd.
12,400 248,673
Hankyu Hanshin REIT, Inc. REIT
623 556,231
Health Care & Medical
Investment Corp. REIT
317 266,480
Heiwa Real Estate Co. Ltd.
27,100 757,508
Heiwa Real Estate REIT, Inc. REIT
574 524,309
Hoshino Resorts REIT, Inc. REIT
214 745,153
Number
of Shares Value $
Hulic Co. Ltd.
605,400 6,263,762
Hulic Reit, Inc. REIT (a)
754 731,189
Ichigo Office REIT Investment
Corp. REIT
875 512,002
Ichigo, Inc.
173,600 454,254
Industrial & Infrastructure Fund
Investment Corp. REIT
2,233 1,904,733
Invincible Investment Corp. REIT
5,907 2,620,736
JALCO Holdings, Inc.
59,200 169,950
Japan Excellent, Inc. REIT
711 618,197
Japan Hotel REIT Investment
Corp. REIT
4,061 2,086,211
Japan Logistics Fund, Inc. REIT
610 1,097,208
Japan Metropolitan Fund Invest
REIT (a)
6,167 3,913,539
Japan Prime Realty Investment
Corp. REIT
610 1,380,413
Japan Real Estate Investment
Corp. REIT (a)
919 3,704,907
JINUSHI Co. Ltd.
10,600 148,730
Kasumigaseki Capital Co. Ltd.
(a)
5,800 595,515
KDX Realty Investment Corp.
REIT
3,646 4,046,520
Keihanshin Building Co. Ltd.
39,200 438,831
Ki-Star Real Estate Co. Ltd. (a)
7,600 194,169
LaSalle Logiport REIT (a)
1,624 1,633,982
Leopalace21 Corp.
174,100 709,050
Loadstar Capital KK
9,400 160,040
Mirai Corp. REIT
1,663 509,962
Mirarth Holdings, Inc.
79,631 283,840
Mitsubishi Estate Co. Ltd.
1,166,400 20,030,790
Mitsubishi Estate Logistics REIT
Investment Corp. REIT (a)
446 1,157,845
Mitsui Fudosan Co. Ltd.
2,480,900 26,716,467
Mitsui Fudosan Logistics Park,
Inc. REIT
550 1,660,142
Mori Hills REIT Investment Corp.
REIT
984 877,190
Mori Trust Sogo Reit, Inc. REIT
(a)
2,219 1,010,403
Nippon Accommodations Fund,
Inc. REIT (a)
326 1,475,458
Nippon Building Fund, Inc. REIT
1,122 5,054,991
Nippon Kanzai Holdings Co. Ltd.
19,800 363,622
Nippon Prologis REIT, Inc. REIT
2,128 3,761,871
NIPPON REIT Investment Corp.
REIT
290 648,295
Nomura Real Estate Holdings,
Inc.
95,400 2,734,793
Nomura Real Estate Master
Fund, Inc. REIT (a)
2,821 2,861,589
NTT UD REIT Investment Corp.
REIT
931 750,657
One REIT, Inc. REIT
205 355,218
Open House Group Co. Ltd. (a)
73,200 2,887,681

4 | DBX ETF Trust
Schedule of Investments
Xtrackers International Real Estate ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
Orix JREIT, Inc. REIT (a)
1,758 1,831,590
Pressance Corp.
23,700 311,377
Raysum Co. Ltd.
10,200 228,721
Relo Group, Inc.
93,300 1,225,802
SAMTY HOLDINGS Co. Ltd.
28,400 511,221
Samty Residential Investment
Corp. REIT
376 265,722
Sankei Real Estate, Inc. REIT
416 235,135
Sekisui House Reit, Inc. REIT
2,824 1,629,175
SOSiLA Logistics REIT, Inc. REIT
651 524,448
SRE Holdings Corp. * (a)
9,000 295,766
Star Asia Investment Corp. REIT
2,098 792,486
Starts Corp., Inc.
29,100 670,516
Starts Proceed Investment Corp.
REIT
200 270,595
Sumitomo Realty &
Development Co. Ltd.
419,800 14,314,804
Sun Frontier Fudousan Co. Ltd.
24,100 304,053
Takara Leben Real Estate
Investment Corp. REIT (a)
675 436,232
Tokyo Tatemono Co. Ltd.
185,200 3,090,164
Tokyu Fudosan Holdings Corp.
535,900 3,842,448
Tokyu REIT, Inc. REIT
546 569,605
Tosei Corp.
32,300 518,202
Tosei Reit Investment Corp. REIT
256 244,387
United Urban Investment Corp.
REIT
1,879 1,856,997
(Cost $171,016,243)
170,314,873
Luxembourg — 0.5%
Aroundtown SA * (a)
627,439 1,596,685
Grand City Properties SA *
59,764 822,279
Shurgard Self Storage Ltd. REIT
26,925 1,187,661
(Cost $4,921,561)
3,606,625
Malaysia — 0.7%
Eastern & Oriental Bhd *
883,600 179,889
Eco World Development Group
Bhd
1,056,400 378,813
IOI Properties Group Bhd
1,055,787 505,605
Mah Sing Group Bhd
1,139,100 429,551
Matrix Concepts Holdings Bhd
747,594 326,883
Sime Darby Property Bhd
2,622,246 849,310
SP Setia Bhd Group
1,813,717 461,559
Sunway Bhd
2,040,461 1,935,429
Tanco Holdings Bhd *
773,500 193,263
UEM Sunrise Bhd
1,254,030 255,303
(Cost $3,090,727)
5,515,605
Mexico — 1.5%
Concentradora Fibra Danhos SA
de CV REIT
1,370,257 1,386,684
Corp. Inmobiliaria Vesta SAB
de CV
785,739 2,159,887
FIBRA Macquarie Mexico REIT,
144A
717,792 1,134,904
Number
of Shares Value $
Fibra MTY SAPI de CV REIT (a)
2,144,459 1,135,298
Fibra Uno Administracion SA de
CV REIT
2,511,868 2,965,218
Prologis Property Mexico SA de
CV REIT
916,209 2,925,694
(Cost $11,511,373)
11,707,685
Netherlands — 0.8%
CTP NV, 144A
98,186 1,845,423
Eurocommercial Properties NV
REIT
38,462 996,222
NEPI Rockcastle NV *
374,628 3,043,233
(Cost $4,767,825)
5,884,878
New Zealand — 0.4%
Goodman Property Trust REIT
936,425 1,242,054
Kiwi Property Group Ltd.
1,412,166 852,599
Precinct Properties Group (a)(b)
1,389,533 1,164,944
(Cost $3,636,402)
3,259,597
Norway — 0.1%
Entra ASA, 144A *
(Cost $883,359)
62,528 779,224
Philippines — 2.0%
AREIT, Inc. REIT
983,061 674,049
Ayala Corp.
284,484 3,065,233
Ayala Land, Inc.
6,751,028 4,244,190
SM Prime Holdings, Inc.
12,803,487 7,057,309
(Cost $16,860,607)
15,040,781
Russia — 0.0%
LSR Group PJSC * (c)
30,984 0
PIK-Spetsializirovannyy
Zastroyshchik PAO * (c)
192,287 0
(Cost $2,472,023)
0
Singapore — 6.3%
AIMS APAC REIT
662,200 660,447
CapitaLand Ascendas REIT
3,116,369 6,885,682
CapitaLand Ascott Trust (b)
2,219,710 1,549,684
CapitaLand China Trust REIT
1,048,747 559,192
Capitaland India Trust
901,917 781,899
CapitaLand Integrated
Commercial Trust REIT
4,503,692 7,325,043
CapitaLand Investment Ltd.
2,219,963 4,615,520
CDL Hospitality Trusts (b)
717,244 514,499
City Developments Ltd.
445,250 1,786,534
Digital Core REIT Management
Pte Ltd. REIT
790,000 481,900
ESR-LOGOS REIT
6,397,012 1,325,094
Far East Hospitality Trust (b)
944,700 463,852
Frasers Centrepoint Trust REIT
1,037,718 1,894,794
Frasers Logistics & Commercial
Trust REIT
2,599,078 2,173,459
Keppel REIT
2,088,108 1,409,747
Keppel DC REIT
1,181,255 1,930,318

DBX ETF Trust | 5
Schedule of Investments
Xtrackers International Real Estate ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
Lendlease Global Commercial
REIT (a)
1,497,151 671,935
Mapletree Industrial Trust REIT
1,815,122 3,397,827
Mapletree Logistics Trust REIT
2,942,217 3,069,865
Mapletree Pan Asia Commercial
Trust REIT
2,036,318 2,140,286
Parkway Life Real Estate
Investment Trust REIT
340,862 980,653
Starhill Global REIT
1,213,209 474,692
Suntec Real Estate Investment
Trust REIT (a)
1,656,100 1,562,778
UOL Group Ltd.
408,017 1,684,093
Yanlord Land Group Ltd. *
519,549 165,417
(Cost $51,683,311)
48,505,210
South Africa — 0.9%
Equites Property Fund Ltd. REIT
590,000 451,929
Fortress Real Estate Investments
Ltd., Class B
885,929 963,020
Growthpoint Properties Ltd.
REIT
2,395,104 1,902,054
Hyprop Investments Ltd. REIT
265,200 571,028
Redefine Properties Ltd. REIT (a)
4,927,863 1,321,128
Resilient REIT Ltd. REIT (a)
246,654 794,211
Vukile Property Fund Ltd. REIT
749,510 748,032
(Cost $6,072,035)
6,751,402
South Korea — 0.2%
ESR Kendall Square REIT Co.
Ltd. REIT
135,696 522,122
Seobu T&D
34,640 158,698
SK REITs Co. Ltd. REIT
165,711 661,182
(Cost $1,388,131)
1,342,002
Spain — 0.7%
Inmobiliaria Colonial Socimi SA
REIT
231,927 1,456,887
Merlin Properties Socimi SA
REIT
276,914 3,399,265
Neinor Homes SA, 144A *
31,042 456,994
(Cost $4,909,793)
5,313,146
Sweden — 4.7%
Atrium Ljungberg AB, Class B
39,817 913,702
Castellum AB *
376,086 5,157,950
Catena AB
33,424 1,860,379
Cibus Nordic Real Estate AB
50,081 810,822
Corem Property Group AB, Class
B (a)
491,627 475,269
Dios Fastigheter AB
91,793 781,169
Fabege AB
210,939 1,872,358
Fastighets AB Balder, Class B *
600,254 4,718,448
Hemnet Group AB
72,242 2,652,442
Hufvudstaden AB, Class A
93,969 1,258,946
Nyfosa AB
139,829 1,548,383
Pandox AB
80,140 1,541,643
Number
of Shares Value $
Platzer Fastigheter Holding AB,
Class B
65,552 654,192
Sagax AB, Class B
195,109 5,155,530
Sagax AB, Class D
111,823 342,324
Samhallsbyggnadsbolaget i
Norden AB (a)
1,080,679 730,988
Swedish Logistic Property AB,
Class B *
119,588 444,919
Wallenstam AB, Class B
431,374 2,268,339
Wihlborgs Fastigheter AB
242,528 2,555,357
(Cost $33,637,780)
35,743,160
Switzerland — 2.5%
Allreal Holding AG
13,923 2,641,998
Intershop Holding AG
5,117 740,607
Mobimo Holding AG
6,492 2,062,106
PSP Swiss Property AG
40,451 5,873,726
Swiss Prime Site AG
68,076 7,670,535
(Cost $16,398,186)
18,988,972
Taiwan — 1.6%
Cathay Real Estate Development
Co. Ltd.
575,017 513,183
Chong Hong Construction Co.
Ltd.
201,790 725,409
Da-Li Development Co. Ltd.
273,993 534,453
Delpha Construction Co. Ltd.
453,079 689,037
Farglory Land Development Co.
Ltd.
239,330 606,742
Highwealth Construction Corp.
1,470,551 2,560,478
Hong Pu Real Estate
Development Co. Ltd.
178,685 197,174
Huaku Development Co. Ltd.
247,818 1,150,390
Huang Hsiang Construction
Corp.
118,373 236,450
Hung Sheng Construction Ltd.
332,210 285,582
KEE TAI Properties Co. Ltd.
367,316 222,755
Kindom Development Co. Ltd.
331,353 591,443
Kuo Yang Construction Co. Ltd.
207,523 175,152
Prince Housing & Development
Corp.
1,128,728 402,235
Radium Life Tech Co. Ltd. *
520,024 174,750
Ruentex Development Co. Ltd.
1,683,498 2,591,819
Sakura Development Co. Ltd.
321,814 706,200
Shining Building Business Co.
Ltd. *
430,661 140,009
Taiwan Land Development Corp.
* (c)
243,531 0
(Cost $9,256,185)
12,503,261
Thailand — 1.5%
Amata Corp. PCL
736,600 476,630
Amata Corp. PCL, NVDR
84 54
AP Thailand PCL, NVDR
2,217,300 553,588
Asset World Corp. PCL, NVDR
7,001,900 686,846
Central Pattana PCL, NVDR
2,896,200 5,091,561

6 | DBX ETF Trust
Schedule of Investments
Xtrackers International Real Estate ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
Land & Houses PCL, NVDR
7,410,000 1,237,007
MBK PCL
864,600 441,944
Origin Property PCL, NVDR
619,900 74,362
Quality Houses PCL, NVDR
7,506,400 399,218
Sansiri PCL
740,500 37,413
Sansiri PCL, NVDR
13,220,100 667,938
SC Asset Corp. PCL, NVDR
1,533,900 116,023
Supalai PCL, NVDR
1,024,165 532,584
WHA Corp. PCL, NVDR
8,952,996 1,402,006
(Cost $12,212,442)
11,717,174
Turkey — 0.3%
AKIS Gayrimenkul Yatirimi AS
REIT
339,028 178,527
Emlak Konut Gayrimenkul
Yatirim Ortakligi AS REIT *
1,781,842 610,884
Is Gayrimenkul Yatirim Ortakligi
AS REIT *
340,339 158,839
Kiler Holding AS *
212,701 199,662
Kuyumcukent Gayrimenkul
Yatirimlari AS REIT *
75,544 133,599
Ozak Gayrimenkul Yatirim
Ortakligi REIT *
328,152 96,996
Reysas Gayrimenkul Yatirim
Ortakligi AS REIT *
493,392 157,713
Roenesans Gayrimenkul Yatirim
AS *
40,499 123,274
Servet Gayrimenkul Yatirim
Ortakligi AS *
11,862 108,284
Torunlar Gayrimenkul Yatirim
Ortakligi AS REIT
124,013 174,361
Ziraat Gayrimenkul Yatirim
Ortakligi AS
737,659 134,460
(Cost $1,561,343)
2,076,599
United Kingdom — 8.1%
Assura PLC REIT
2,662,973 1,458,722
Big Yellow Group PLC REIT
171,731 2,848,303
British Land Co. PLC REIT
773,529 4,180,304
Derwent London PLC REIT
91,160 2,798,693
Empiric Student Property PLC
REIT
538,009 684,452
Grainger PLC
590,668 1,859,204
Great Portland Estates PLC REIT
290,386 1,284,218
Hammerson PLC REIT
3,969,625 1,480,608
Land Securities Group PLC REIT
662,293 5,479,287
LondonMetric Property PLC REIT
1,795,533 4,813,951
Picton Property Income Ltd.
REIT
485,189 475,057
Primary Health Properties PLC
REIT
1,181,406 1,502,202
Rightmove PLC
712,361 5,201,642
Safestore Holdings PLC REIT
193,778 2,201,647
Savills PLC
119,868 1,849,479
Segro PLC REIT
1,093,486 12,520,141
Shaftesbury Capital PLC REIT
1,324,541 2,558,944
Number
of Shares Value $
Tritax Big Box REIT PLC REIT
1,952,080 4,176,670
UNITE Group PLC REIT, Series 6
292,402 3,679,571
Workspace Group PLC REIT
123,416 1,000,771
(Cost $63,044,907)
62,053,866
TOTAL COMMON STOCKS
(Cost $778,125,011)
755,581,334
WARRANTS — 0.0%
Israel — 0.0%
REIT Azorim HF Living Ltd.*
,
expires 12/31/24
(Cost $0)
8,890 472
Malaysia — 0.0%
Eco World Development Group
Bhd*
,
expires 4/12/29
(Cost $0)
106,640 13,569
Thailand — 0.0%
Nusasiri PCL*
,
expires 4/7/25
(Cost $0)
1,291,580 2,290
TOTAL WARRANTS
(Cost $0)
16,331
EXCHANGE-TRADED FUNDS
— 0.1%
Vanguard Global ex-U.S. Real
Estate ETF
(Cost $933,583)
22,500 1,003,050
SECURITIES LENDING
COLLATERAL — 6.0%
DWS Government & Agency
Securities Portfolio
“DWS Government Cash
Institutional Shares", 5.21%
(d)(e)
(Cost $45,201,417)
45,201,417 45,201,417
CASH EQUIVALENTS — 0.1%
DWS Government Money Market
Series "Institutional Shares",
5.24% (d)
(Cost $1,120,243)
1,120,243 1,120,243
TOTAL INVESTMENTS
— 105.0%
(Cost $825,380,254)
802,922,375
Other assets and liabilities,
net — (5.0%)
(37,924,684)
NET ASSETS — 100.0%
764,997,691

DBX ETF Trust | 7
Schedule of Investments
Xtrackers International Real Estate ETF
(Continued)
August 31, 2024 (Unaudited)
Hidden Row
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2024 is as follows:
Securities are listed in country of domicile.
 *(a)  (b)  (c)
Value ($) at
5/31/2024
Purchases Cost
($)
Sales
Proceeds ($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
8/31/2024
Value ($) at
8/31/2024
SECURITIES LENDING COLLATERAL — 6.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 5.21% (d)(e)
31,483,119 13,718,298 (f) — — — 115,707 — 45,201,417 45,201,417
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series "Institutional Shares", 5.24% (d)
1,564,194 18,099,199 (18,543,150) — — 21,960 — 1,120,243 1,120,243
33,047,313 31,817,497 (18,543,150) — — 137,667 — 46,321,660 46,321,660
*
Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2024 amounted to $42,037,940, which is 5.5% of net assets.
(b)
Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)
Investment was valued using significant unobservable inputs.
(d)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31,
2024.
CVA: Credit Valuation Adjustment
NVDR: Non Voting Depositary Receipt
PJSC: Public Joint Stock Company
REIT: Real Estate Investment Trust
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

8 | DBX ETF Trust
Schedule of Investments
Xtrackers International Real Estate ETF
(Continued)
August 31, 2024 (Unaudited)
At August 31, 2024 the Xtrackers International Real Estate ETF had the following sector diversification:
At August 31, 2024, open futures contracts purchased were as follows:
Currency Abbreviations
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding
Exchange-Traded
Funds, Securities
Lending Collateral
and Cash
Equivalents
Real Estate Operations/Development
246,499,109 32 .6
Diversified
106,417,938 14 .1
Real Estate Management/Services
100,794,644 13 .3
Warehouse/Industry
91,200,831 12 .1
Shopping Centers
69,145,241 9 .2
Office Property
39,588,915 5 .2
Apartments
28,316,468 3 .8
Regional Malls
10,747,724 1 .4
Health Care
10,269,194 1 .4
E-Commerce/Services
7,854,084 1 .0
Other
44,763,517 5 .9
Total
755,597,665 100 .0
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation
(Depreciation) ( $ )
†
CAC40 10 EURO Futures
EUR 5 402,389 423,334 9/20/2024 20,945
EURO STOXX 50 Futures
EUR 30 1,643,898 1,650,721 9/20/2024 6,823
MINI S&P/TSX 60 Futures
CAD 2 96,357 104,018 9/19/2024 7,661
S&P 500 E-Mini Futures
USD 8 2,218,923 2,264,400 9/20/2024 45,477
SPI 200 Futures
AUD 8 1,057,323 1,092,249 9/19/2024 34,926
TOPIX Index Futures
JPY 12 2,272,304 2,237,973 9/12/2024 (34,331)
Total net unrealized appreciation
81,501
† The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2024.
AUD Australian Dollar
CAD Canadian Dollar
EUR Euro
JPY Japanese Yen
USD U.S. Dollar

DBX ETF Trust | 9
Schedule of Investments
Xtrackers International Real Estate ETF
(Continued)
August 31, 2024 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (844) 851-
4255. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
HAUZ-PH1
R-089711-2 (5/25) DBX006037 (5/25)
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 755,581,334 $ — $ 0 $ 755,581,334
Warrants (a)
16,331 — — 16,331
Exchange-Traded Funds
1,003,050 — — 1,003,050
Short-Term Investments (a)
46,321,660 — — 46,321,660
Derivatives (b)
Futures Contracts
115,832 — — 115,832
TOTAL
$ 803,038,207 $ — $ 0 $ 803,038,207
Liabilities Level 1 Level 2 Level 3 Total
Derivatives (b)
Futures Contracts
$ (34,331) $ — $ — $ (34,331)
TOTAL
$ (34,331) $ — $ — $ (34,331)
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.